Goodwill And Intangible Assets (Detail Textuals) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets		$ 1,903,000	$ 1,486,000
Effect of foreign currency translation on goodwill	(80,000)	(176,000)	112,000
Effect of foreign currency translation on intangible assets	$ (84,000)	$ (213,000)	$ 199,000